Share Capital - Schedule of Stock Options Activity (Details) - DevvStream Corp [Member] - $ / shares		9 Months Ended	12 Months Ended
	Mar. 26, 2025	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Stock Options Activity Line Items]
Number of stock options, Outstanding beginning balance		108,644	62,772
Weighted average exercise price, Outstanding beginning balance		$ 22.79	$ 40.2
Number of stock options, Forfeited		(10,000)	(1,395)
Weighted average exercise price, Forfeited			$ 37.74
Number of stock options, Granted	50,000		50,000	0
Weighted average exercise price, Granted	$ 2.32		$ 2.32
Number of stock options, Cancelled			(2,733)
Weighted average exercise price, Cancelled			$ 37.74
Number of stock options, Outstanding ending balance		98,644	108,644	62,772
Weighted average exercise price, Outstanding ending balance			$ 22.79	$ 40.2
Number of stock options, Exercisable		72,401	51,859	33,496
Weighted average exercise price, Exercisable			$ 40.16	$ 40.1